Amounts Receivable - Summary of Amounts Receivables (Detail) - CAD ($) $ in Thousands	Apr. 30, 2022	Apr. 30, 2021
Disclosure of trade accounts receivables [line items]
Accounts receivable	$ 1,580	$ 1,170
Taxes receivable [member]
Disclosure of trade accounts receivables [line items]
Accounts receivable	1,113	660
Trade receivable [member]
Disclosure of trade accounts receivables [line items]
Accounts receivable	315	380
Other account receivable [member]
Disclosure of trade accounts receivables [line items]
Accounts receivable	$ 152	$ 130